Loss Per Share	12 Months Ended
Dec. 31, 2021
Loss Per Share
Loss Per Share

25.  Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss	(11,295,652)	(5,304,082)	(4,016,949)
Accretion on redeemable non-controlling interests to redemption value	(126,590)	(311,670)	(6,586,579)
Net loss attributable to non-controlling interests	9,141	4,962	31,219
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(11,413,101)	(5,610,790)	(10,572,309)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,029,931,705	1,182,660,948	1,572,702,112
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(11.08)	(4.74)	(6.72)

For the years ended December 31, 2019, 2020 and 2021, the Company had potential ordinary shares, including non-vested restricted shares, option granted and Convertible Notes. As the Group incurred losses for the years ended December 31, 2020 and 2021, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. Such weighted average numbers of ordinary shares outstanding are as following:

	For the Year Ended December 31,
	2019	2020	2021
Restricted shares	459,199	—	1,358,110
Outstanding weighted average options granted	31,276,979	52,558,756	56,768,907
Convertible notes	92,512,382	183,942,782	45,323,169
Total	124,248,560	236,501,538	103,450,186